BONDS AND NOTES ISSUED, Summary (Details) $ in Thousands, ¥ in Millions, S/ in Millions					1 Months Ended					12 Months Ended
	May 13, 2021 PEN (S/)	Mar. 30, 2021 USD ($)	Mar. 30, 2021 PEN (S/)	Jul. 02, 2020 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 JPY (¥)	Aug. 31, 2021 PEN (S/)	Mar. 29, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 JPY (¥)	Jun. 30, 2020	Sep. 30, 2019 PEN (S/)	Jul. 31, 2019 JPY (¥)	Feb. 28, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 PEN (S/)
Bonds and notes [Abstract]
Nominal value of bonds designated as hedges										$ 73,642,609					$ 54,844,606
MiBanco [Member]
Bonds and notes [Abstract]
Spread on interest rate		0.40%	0.40%
Senior notes issued | S/	S/ 100.0		S/ 155.0
Borrowings, interest rate		5.84%	5.84%
Derivatives [Member]
Bonds and notes [Abstract]
Financial instruments designated as hedging instruments, at fair value										900	S/ 3.6				2,600	S/ 9.5						$ 22,000	S/ 71.7
Consolidated Income [Member]
Bonds and notes [Abstract]
Financial instruments designated as hedging instruments, at fair value										$ 1,700	S/ 6.6				6,100	21.2
Treasury of the United States of America's Rate [Member]
Bonds and notes [Abstract]
Interest rate penalty spread										0.50%	0.50%	0.50%
Senior Notes One [Member]
Bonds and notes [Abstract]
Spread on interest rate								0.25%											0.25%
Senior Notes Two [Member]
Bonds and notes [Abstract]
Notional amount								$ 800,000
Repurchase of debt								220,300
Borrowings exchanged								205,000
Notional value payable								374,600
Senior notes issued								$ 700,000
Redemption price percentage								100.00%	100.00%
Senior Notes Two [Member] | Cash Flow Hedges [Member]
Bonds and notes [Abstract]
Notional amount										$ 50,000	S/ 199.4				50,000	181.1
Senior Notes Two [Member] | Treasury of the United States of America's Rate [Member]
Bonds and notes [Abstract]
Spread on interest rate								0.20%											0.20%
Senior Notes Three [Member]
Bonds and notes [Abstract]
Original amount of debt proposed to be exchanged | S/									S/ 2,000.0
Repurchase of debt | S/									291.2
Borrowings exchanged | S/									1,308.8
Notional value payable | S/																			S/ 400.0
Senior notes issued | S/									S/ 2,500.0
Senior Notes Four [Member]
Bonds and notes [Abstract]
Notional amount										500,000	1,993.5				500,000	1,810.5
Senior Notes Four [Member] | Hedges of Net Investment in Foreign Operations [Member]
Bonds and notes [Abstract]
Notional amount										228,800					135,400
Nominal value of bonds designated as hedges | S/											912.2					490.3
Senior Notes Four [Member] | Treasury of the United States of America's Rate [Member]
Bonds and notes [Abstract]
Spread on interest rate																		0.40%
Senior Notes Five [Member]
Bonds and notes [Abstract]
Notional amount										$ 30,000	119.6				30,000	108.6
Senior Notes Six [Member] | Cash Flow Hedges [Member]
Bonds and notes [Abstract]
Notional amount											S/ 173.2	¥ 5,000.0
Borrowings, interest rate										0.45%	0.45%	0.45%
Senior Notes Seven [Member] | Cash Flow Hedges [Member]
Bonds and notes [Abstract]
Notional amount													S/ 185.7			175.3	¥ 5,000.0			¥ 5,000.0
Senior Notes Eight [Member]
Bonds and notes [Abstract]
Notional amount																					$ 70,000
New Senior Notes under Senior Notes One [Member]
Bonds and notes [Abstract]
Redemption price percentage								100.00%	100.00%
6.875% Fixed- to-Floating Rate Subordinated Notes due 2026 [Member]
Bonds and notes [Abstract]
Repurchase of debt					$ 60,600
Notional value payable					$ 181,500		$ 476,100
Borrowings, interest rate					6.875%		6.875%							6.875%
Repurchase of debt							$ 294,600
6.125% Fixed-to-Floating Rate Subordinated Notes due 2027 [Member]
Bonds and notes [Abstract]
Repurchase of debt						$ 88,500
Borrowings exchanged						11,000	200,400
Notional value payable						$ 294,700	$ 720,000
Borrowings, interest rate						6.125%	6.125%							6.125%
Repurchase of debt							$ 224,900
3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030 [Member]
Bonds and notes [Abstract]
Notional amount				$ 850,000
Redemption price percentage				100.00%
Borrowings, interest rate				3.125%
3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030 [Member] | Treasury of the United States of America's Rate [Member]
Bonds and notes [Abstract]
Spread on interest rate				0.45%
3.250% Subordinated Fixed-to-Fixed Rate Notes due 2031 [Member]
Bonds and notes [Abstract]
Senior notes issued		$ 500,000
Redemption price percentage		100.00%	100.00%
Borrowings, interest rate		3.25%	3.25%
3.250% Subordinated Fixed-to-Fixed Rate Notes due 2031 [Member] | MiBanco [Member]
Bonds and notes [Abstract]
Spread on interest rate		2.45%	2.45%
Borrowing term										5 years
Interest Rate Swap [Member] | Senior Notes Eight [Member]
Bonds and notes [Abstract]
Notional amount															$ 70,000	S/ 253.5